Concentrations (Tables)	6 Months Ended
Mar. 31, 2026
Concentrations [Abstract]
Schedule of Concentrations of Credit Risk

The following table sets forth information as to each customer that accounted for 10% or more of total accounts receivable as of September 30, 2025 and March 31, 2026.

	As of September 30, 2025		As of March 31, 2026
Customer	Amount	% of Total	Amount	% of Total
			(Unaudited)
A	$2,774,919	24%	$2,223,914	30%
B	2,727,840	24%	2,203,297	29%
C	2,457,178	21%	*	*
D	2,000,910	17%	1,283,554	17%
E	*	*	823,268	11%
Total	$9,960,847	86%	$6,534,033	87%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total advances from customers as of September 30, 2025 and March 31, 2026.

	As of September 30, 2025		As of March 31, 2026
Customer	Amount	% of Total	Amount	% of Total
			(Unaudited)
F	$73,873	46%	$-	-
G	*	*	13,711	11%
Total	73,873	46%	13,711	11%

*	The percentage is below 10%

The following table sets forth information as to each customer that accounted for 10% or more of total revenues for the six months ended March 31, 2025 and 2026.

	Six months ended March 31,
	2025		2026
Customer	Amount	% of Total	Amount	% of Total
	(Unaudited)		(Unaudited)
B	$1,714,509	26%	$2,310,659	36%
A	1,712,237	26%	1,658,720	26%
C	1,485,858	23%	*	*
E	880,424	13%	*	*
D	*	*	1,125,517	18%
Total	$5,793,028	88%	$5,094,896	80%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total accounts payable as of September 30, 2025 and March 31, 2026.

	As of September 30, 2025		As of March 31, 2026
Supplier	Amount	% of Total	Amount	% of Total
			(Unaudited)
A	$121,432	43%	$125,322	27%
B	48,206	17%	49,751	11%
C	*	*	63,697	14%
D	*	*	52,984	12%
Total	$169,638	60%	$291,754	64%

*	The percentage is below 10%

The following table sets forth information as to each third party that accounted for 10% or more of total advances to suppliers as of September 30, 2025 and March 31, 2026.

	As of September 30, 2025		As of March 31, 2026
Supplier	Amount	% of Total	Amount	% of Total
			(Unaudited)
E	$2,250,346	24%	$8,449,809	48%
F	1,506,456	16%	2,380,748	13%
G	1,429,760	15%	2,623,779	15%
H	1,350,234	15%	2,711,536	15%
I	1,316,705	14%	*	*
J	1,263,047	14%	*	*
Total	$9,116,548	98%	$16,165,872	91%

*	The percentage is below 10%

The following table sets forth information as to each supplier that accounted for 10% or more of total purchases for the six months ended March 31, 2025 and 2026.

	Six months ended March 31,
	2025		2026
Supplier	Amount	% of Total	Amount	% of Total
	(Unaudited)		(Unaudited)
H	$2,925,067	29%	$1,411,627	19%
F	2,815,761	27%	1,101,577	15%
E	1,584,037	15%	836,402	11%
G	1,358,763	13%	3,168,262	43%
Total	$8,683,628	84%	$6,517,868	88%

*	The percentage is below 10%